Equity Transactions (Details Narrative)		3 Months Ended				4 Months Ended	12 Months Ended
	May 11, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Mar. 31, 2015 USD ($) Integer shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Apr. 22, 2020 $ / shares shares	Apr. 21, 2020 shares
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000,000					10,000,000,000	10,000,000,000	10,000,000,000	10,010,000,000
Common stock, par value | $ / shares		$ 0.001					$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000					10,000,000		10,000,000
Preferred stock, par value | $ / shares		$ 0.001					$ 0.001		$ 0.001
Common stock, shares issued		9,022,993,267					7,402,535,677	1,763,277,230
Preferred stock, shares issued								3,541,500
Preferred stock, shares outstanding								3,541,500
Stock issued, value | $		$ 444,000					$ 4,171,000	$ 926,287
Debt conversion, value | $		$ 150,000	$ 385,266	$ 320,879	$ 1,273,459		2,560,371	$ 2,048,770
Fixed buyback amount | $							$ 500,000
Number of common stock issued upon conversion							360,647,019
Value of common stock issued upon conversion | $							$ 2,000,000
Common stock, shares outstanding		9,022,993,267					7,402,535,677	1,763,277,230
Stock issued for acquisition, value | $							$ 7,449,600
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance, shares		369,999,999					2,639,600,002	138,461,538
Stock issued, value | $		$ 370,000					$ 2,639,600	$ 138,462
Debt conversion, shares issued		214,285,714	375,600,448	411,171,815	1,081,411,606		2,451,338,059	1,077,643,486
Debt conversion, value | $		$ 214,286	$ 375,600	$ 411,172	$ 1,081,412		$ 2,451,338	$ 1,077,642
Stock issued for acquisition, shares			660,571,429
Stock issued for acquisition, value | $			$ 660,571
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance, shares							2,620,000,001
Stock issued, value | $							$ 4,171,000
Debt conversion, shares issued							2,451,338,059
Debt conversion, value | $							$ 2,560,369
Debt conversion, converted instrument, shares issued		214,285,714	375,600,448
Debt conversion, converted amount | $		$ 150,000	$ 385,266
Common Stock [Member] | Lemon Glow Acquisition [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares			660,571,429
Stock issued for acquisition, value | $			$ 1,849,600
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		7,000,000					7,000,000	7,000,000
Preferred stock, par value | $ / shares		$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares issued		0					0	2,000,000
Preferred stock, shares outstanding		0					0	2,000,000
Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Beginning balance, shares						2,000,000
Debt instrument, Conversion feature terms, description						Five years from the date of issue (the “Conversion Date”), assuming Investor is approved for l-526, and each Preferred Share will automatically convert into that number of Common Shares having a “fair market value” of the Initial Investment plus a five (5) percent annualized return on Initial Investment, Fair market value will be determined by averaging the closing sale price of a Common Share for the 40 trading days immediately preceding the date of conversion on the U.S. stock exchange on which Common Shares are publicly traded. Should the Investor be unsuccessful in liquidating the Common Shares within 90 days after the Conversion Date, the Company shall buy back total Common Shares owned by Investor at a fixed amount of $500,000.00 plus 5% ROI per annum.
Conversion ratio description						l-526
Trading Days | Integer						40
Fixed buyback amount | $						$ 500,000
Return on investment						5.00%
Common Stock For Service Compensation [Member]
Class of Stock [Line Items]
Debt conversion, shares issued							187,673,367
Debt conversion, value | $							$ 455,894
Common Stock For Shares Subscribed [Member]
Class of Stock [Line Items]
Beginning balance, shares							19,600,000
Stock issued, value | $							$ 196,000
Series B Stock [Member] | Stock Redemption Agreement [Member]
Class of Stock [Line Items]
Beginning balance, shares	1,000,000
Share price | $ / shares	$ 1.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,999,999					2,999,999	2,999,999
Preferred stock, par value | $ / shares		$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares issued		2,541,500					541,500	1,541,500
Preferred stock, shares outstanding		2,541,500					541,500	1,541,500
Preferred Class B [Member] | Lemon Glow Acquisition [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares			2,000,000
Stock issued for acquisition, value | $			$ 5,600,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1					1	1
Preferred stock, par value | $ / shares		$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares issued		1					1	0
Preferred stock, shares outstanding		1					1	0